Leases (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Schedule of Movements in Right of Use Assets

Movements in the Group’s ROU assets during the years ended December 31, 2024 and 2023 are outlined below:

(in USD and thousands)	Vessels and Ships	Buildings	Other	Total

Cost as of January 1, 2024	$225,141	$77,090	$13,982	$316,213

Additions	16,181	1,112	1,767	19,060
Decreases and disposals	—	(3,355)	(66)	(3,421)
Reclassified to property, plant and equipment and intangible assets	—	—	(1,404)	(1,404)
Effect of currency translation	(629)	(461)	(474)	(1,564)

Cost as of December 31, 2024	$240,693	$74,386	$13,805	$328,884

Accumulated depreciation and impairment as of January 1, 2024	(11,676)	(30,865)	(4,838)	(47,379)
Depreciation and impairment	(10,701)	(6,756)	(2,668)	(20,125)
Depreciation of disposals	—	173	66	239
Reclassified to property, plant and equipment and intangible assets	—	—	1,404	1,404
Effect of currency translation	41	204	156	401

Accumulated depreciation and impairment as of December 31, 2024	$(22,336)	$(37,244)	$(5,880)	$(65,460)

Net book value
As of January 1, 2024	$213,465	$46,225	$9,144	$268,834
As of December 31, 2024	$218,357	$37,142	$7,925	$263,424

(in USD and thousands)	Vessels and Ships	Buildings	Other	Total

Cost as of January 1, 2023	$225,141	$69,250	$21,193	$315,584

Additions	—	9,364	1,758	11,122
Disposals and decreases	—	—	(1,759)	(1,759)
Reclassified to property, plant and equipment and intangible assets	—	—	(7,451)	(7,451)
Reclassified to finance lease receivable	—	(1,535)	—	(1,535)
Effect of currency translation	—	11	241	252

Cost as of December 31, 2023	$225,141	$77,090	$13,982	$316,213

Accumulated depreciation and impairment as of January 1, 2023	(3,239)	(25,416)	(9,907)	(38,562)
Depreciation and impairment	(8,437)	(6,692)	(3,432)	(18,561)
Depreciation of disposals	—	—	1,122	1,122
Reclassified to property, plant and equipment and intangible assets	—	—	7,451	7,451
Reclassified to finance lease receivable	—	1,289	—	1,289
Effect of currency translation	—	(46)	(72)	(118)

Accumulated depreciation and impairment as of December 31, 2023	$(11,676)	$(30,865)	$(4,838)	$(47,379)

Net book value
As of January 1, 2023	$221,902	$43,834	$11,286	$277,022
As of December 31, 2023	$213,465	$46,225	$9,144	$268,834

Schedule of Movements in Lease Liabilities

The table below presents the Group’s lease liabilities movements during the years ended December 31, 2024 and 2023:

	2024	2023
(in USD and thousands)
As of January 1	$252,626	$262,410
Additions	16,764	11,122
Decreases and disposals	(3,183)	(1,280)
Interest expense	21,068	22,533
Payments	(47,583)	(41,722)
Effect of currency translation	(1,527)	960
Other	(1,627)	(1,397)
As of December 31	$236,538	$252,626

Summary of Carrying Amounts Short-Term and Long-Term Lease Liabilities

The table below presents the carrying amounts of the Group’s short-term and long-term lease liabilities as of December 31, 2024 and 2023:

	December 31,
	2024	2023
(in USD and thousands)
Short-term portion of lease liabilities	$28,944	$24,670
Long-term portion of lease liabilities	207,594	227,956
Total	$236,538	$252,626

Summary of Timing of Future Cash Payments of Lease Liabilities based on Contractual Undiscounted Cash Flows

The table below summarizes the timing of future cash payments of the Group’s lease liabilities based on contractual undiscounted cash flows as of December 31, 2024 and 2023:

	December 31,
	2024	2023
(in USD and thousands)
3 months or less	$8,940	$8,398
4 to 12 months	37,481	34,768
1 to 5 years	157,255	161,718
Over 5 years	213,834	249,605
Total	$417,510	$454,489